Investment in Associates - Summarized Investment in Associates (Detail) - Associates [member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of associates [line items]
Share of loss of associates, net of tax	¥ 181	$ 26	¥ 59	¥ 28
Carrying amount of investment	¥ 1,955		¥ 2,130		$ 276